STATEMENTS OF OPERATIONS - USD ($)		4 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021
Total operating loss			$ 13,790,000
Other income (expense):
Net income (loss)			$ 27,271,000
Weighted average shares outstanding of Class A common stock (in Shares)	[1]		40,534,697
Basic net income (loss) per share, Class B common stock (in Dollars per share)			$ (0.67)
CIK 0001822935 Healthcare Capital Corp
Formation and operating costs		$ 1,374	$ 1,929,742
Total operating loss		(1,374)	(1,929,742)
Other income (expense):
Change in fair value of warrants			12,192,500
Transaction costs allocated to warrant liabilities			(850,929)
Fair value of warrant liability in excess of purchase price paid for Private Placement Warrants			(680,000)
Interest earned on marketable securities held in Trust Account			16,417
Other income, net			10,677,988
Net income (loss)		$ (1,374)	$ 8,748,246
Weighted average shares outstanding of Class A common stock (in Shares)			25,993,151
Basic and diluted net income per share, redeemable Class A common stock (in Dollars per share)			$ 0.27
Weighted average shares outstanding of Class B common stock (in Shares)		6,250,000	6,827,055
Basic net income (loss) per share, Class B common stock (in Dollars per share)		$ 0.00	$ 0.27
Weighted average shares outstanding of Class B common stock (in Shares)			6,875,000
Diluted net income per share, Class B common stock (in Dollars per share)			$ 0.27

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.